Components of Income (Loss) Before Income Taxes (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
United States			$ 150,137	$ (13,779)	$ (3,981)
Foreign			(10,364)	94	56
Income (loss) before income taxes	$ 177,470	$ 75,626	$ 139,773	$ (13,685)	$ (3,925)